UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2007

                    DATE OF REPORTING PERIOD: AUGUST 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              NUMBER OF        MARKET
                                                                               SHARES           VALUE
                                                                            ------------   --------------
   COMMON STOCK - 72.9%

   BANKS - 15.0%
   Bank of America Corporation ..........................................        200,000   $   10,136,000
   Huntington Bancshares, Inc. ..........................................        100,000        1,721,000
   JPMorgan Chase & Company .............................................         50,000        2,226,000
   US Bancorp ...........................................................         30,000          970,500
   Wachovia Corporation .................................................        110,000        5,387,800
   Washington Mutual, Inc. ..............................................         50,000        1,836,000
                                                                                           --------------
                                                                                               22,277,300
                                                                                           --------------
   CONSUMER STAPLES - 15.2%
   Altria Group, Inc. ...................................................        122,950        8,533,960
   B&G Foods, Inc. ......................................................         41,000          851,570
   B&G Foods, Inc., Class A .............................................         65,000          831,350
   Coinmach Corporation, Class A ........................................        519,105        6,649,735
   Gatehouse Media, Inc. ................................................         95,000        1,236,900
   Regal Entertainment Group, Class A ...................................        110,000        2,479,400
   Reynolds American, Inc. ..............................................         30,000        1,983,600
                                                                                           --------------
                                                                                               22,566,515
                                                                                           --------------
   ENERGY - 5.9%
   Baker Hughes, Inc. ...................................................         20,000        1,677,200
   Calumet Specialty Products Partners LP (a) ...........................          5,000          243,000
   Duncan Energy Partners LP (a) ........................................         15,000          359,700
   Energy Transfer Partners LP (a) ......................................         50,000        2,602,000
   Enterprise Products Partners LP (a) ..................................         50,000        1,475,500
   Linn Energy LLC (a) ..................................................          7,000          242,760
   Sunoco Logistics Partners LP (a) .....................................         40,000        2,146,400
                                                                                           --------------
                                                                                                8,746,560
                                                                                           --------------
   FINANCIAL - 12.2%
   AllianceBernstein Holding LP (a) .....................................         83,800        6,922,718
   American Capital Strategies Limited ..................................        100,000        4,129,000
   Apollo Investment Corporation ........................................        145,000        3,166,800
   MCG Capital Corporation ..............................................        125,000        1,815,000
   Newcastle Investment Corporation .....................................         30,000          499,200
   Star Asia Financial Limited * ........................................         50,000          500,000

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              NUMBER OF        MARKET
                                                                               SHARES           VALUE
                                                                            ------------   --------------
   COMMON STOCK (CONTINUED)

   FINANCIAL (CONTINUED)
   Technology Investment Capital Corporation ............................         80,595   $    1,059,018
                                                                                           --------------
                                                                                               18,091,736
                                                                                           --------------
   REAL ESTATE INVESTMENT TRUSTS - 8.7%
   Alesco Financial, Inc. ...............................................        300,000        1,638,000
   CapitalSource, Inc. ..................................................        200,000        3,566,000
   Care Investment Trust, Inc. * ........................................         41,800          479,864
   Deerfield Triarc Capital Corporation .................................        125,000        1,093,750
   iStar Financial, Inc. ................................................        120,000        4,392,000
   LTC Properties, Inc. .................................................         50,000        1,129,000
   NorthStar Realty Finance Corporation .................................         50,000          530,500
                                                                                           --------------
                                                                                               12,829,114
                                                                                           --------------
   TELECOMMUNICATIONS - 7.6%
   Alaska Communications Systems Group, Inc. ............................        150,000        2,049,000
   Citizens Communications Company ......................................        200,000        2,902,000
   Consolidated Communications Holdings, Inc. ...........................         40,000          743,200
   Fairpoint Communications, Inc. .......................................        100,000        1,673,000
   Windstream Corporation ...............................................        270,000        3,855,600
                                                                                           --------------
                                                                                               11,222,800
                                                                                           --------------
   TRANSPORTATION - 2.9%
   General Maritime Corporation .........................................         75,000        1,939,500
   K-Sea Transportation Partners LP (a) .................................         10,000          389,300
   Paragon Shipping, Inc., Class A * ....................................         50,000          789,500
   Teekay LNG Partners LP (a) ...........................................         35,000        1,223,950
                                                                                           --------------
                                                                                                4,342,250
                                                                                           --------------
   UTILITIES - 5.4%
   AmeriGas Partners LP (a) .............................................         15,200          532,912
   Kinder Morgan Energy Partners LP (a) .................................         45,000        2,263,050
   Oneok Partners LP (a) ................................................         50,900        3,257,091
   TEPPCO Partners LP (a) ...............................................         34,800        1,397,220
   Transmontaigne Partners LP (a) .......................................         15,000          487,650
                                                                                           --------------
                                                                                                7,937,923
                                                                                           --------------
   TOTAL COMMON STOCK (COST $104,826,139) ...............................                     108,014,198
                                                                                           --------------

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              NUMBER OF        MARKET
                                                                               SHARES           VALUE
                                                                            ------------   --------------
   PREFERRED TERM SECURITIES + (C) - 10.3%
   Alesco Preferred Funding IX, 06/23/36 ................................          1,000   $      794,831
   Alesco Preferred Funding X, 09/23/36 .................................          1,000          890,123
   Alesco Preferred Funding XI, 12/23/36 ................................          5,000          422,359
   Alesco Preferred Funding XII, 07/15/37 ...............................          5,000          472,250
   Alesco Preferred Funding XIII, 09/23/37 ..............................          2,500          236,125
   Alesco Preferred Funding XIV, 03/15/37 ...............................          5,000          486,125
   Alesco Preferred Funding XV, 12/23/37 ................................          2,500          243,062
   Alesco Preferred Funding XVI, 03/23/38 ...............................          5,000          485,000
   I-Preferred Term Securities IV, 06/24/34 .............................         10,000          827,500
   Preferred Term Securities IV, 12/23/31 ...............................         20,000          692,500
   Preferred Term Securities XIII, 09/23/37 .............................         10,000          730,000
   Preferred Term Securities XIV, 06/24/34 ..............................         20,000        1,446,000
   Preferred Term Securities XV, 09/24/34 ...............................         20,000        1,603,000
   Preferred Term Securities XVI, 03/23/35 ..............................         10,000          847,500
   Preferred Term Securities XVII, 09/23/35 .............................          6,000          462,000
   Preferred Term Securities XVIII, 06/23/35 ............................         10,000          783,100
   Preferred Term Securities XIX, 12/22/35 ..............................         10,000          807,500
   Preferred Term Securities XX, 03/22/38 (d) ...........................         10,000          224,300
   Preferred Term Securities XXI, 03/22/38 (d) ..........................         10,000          397,400
   Preferred Term Securities XXII, 03/22/37 (d) .........................         10,000          384,300
   Preferred Term Securities XXIII, 12/22/36 (d) ........................          5,000          257,240
   Preferred Term Securities XXIV, 03/22/37 .............................          5,000          471,500
   Preferred Term Securities XXV, 06/22/37 ..............................          5,000          478,750
   Taberna Preferred Funding I, 07/05/35  (d) ...........................          2,500           50,000
   Taberna Preferred Funding II, 06/30/35 (d) ...........................          5,000          100,000
   Taberna Preferred Funding VI Limited, 12/05/36 (d) ...................          5,000          100,000
   Taberna Preferred Funding VII, 02/05/37 (d) ..........................          5,000          100,000
   US Capital Funding VI Limited Capital Funding VI, 07/10/43 ...........        500,000          500,000
                                                                                           --------------

TOTAL PREFERRED TERM SECURITIES (COST $18,804,283) ......................                      15,292,465
                                                                                           --------------
CONVERTIBLE PREFERRED STOCK - 1.9%

   FINANCIAL - 1.9%
   ACE Limited, 7.800% ..................................................         26,025          659,994
   Merrill Lynch & Company, RIG CAP APP Notes,
      Transocean, 11.000% ...............................................         27,148        2,175,098
                                                                                           --------------
   TOTAL CONVERTIBLE PREFERRED STOCK (COST $2,663,290) ..................                       2,835,092
                                                                                           --------------

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              NUMBER OF        MARKET
                                                                               SHARES           VALUE
                                                                            ------------   --------------
   PREFERRED STOCK - 2.2%

   FINANCIAL  - 2.2%

   Aspen Insurance Holdings Limited *                                             20,000   $    1,045,000
   FelCor Lodging Trust, Inc. ...........................................         40,000          948,000
   Solar Cayman Limited + * .............................................         80,000        1,196,800
                                                                                           --------------

         TOTAL PREFERRED STOCK (COST $3,346,490)                                                3,189,800
                                                                                           --------------
                                                                             PRINCIPAL
                                                                               AMOUNT
                                                                            ------------
   CORPORATE NOTES/BONDS - 43.0%

   BASIC INDUSTRY - 6.0%
   Actuant Corporation +
      6.875%, 06/15/17 ..................................................   $  1,265,000        1,223,888
   Baldor Electric Company
      8.625%, 02/15/17 ..................................................        630,000          653,625
   Buhrmann US, Inc.
      8.250%, 07/01/14 ..................................................        620,000          585,900
   Idearc, Inc.
      8.000%, 11/15/16 ..................................................      1,075,000        1,066,937
   Quebecor Media, Inc.
      7.750%, 03/15/16 ..................................................        520,000          497,250
   TRW Automotive, Inc. +
      7.250%, 03/15/17 ..................................................      1,500,000        1,372,500
   Verso Paper Holdings LLC and Verson Paper, Inc.
      11.375%, 08/01/16 .................................................      1,000,000        1,025,000
   WII Components, Inc.
      10.000%, 02/15/12 .................................................      1,000,000        1,045,000
   Williams Scotsman, Inc.
      8.500%, 10/01/15 ..................................................      1,370,000        1,486,450
                                                                                           --------------
                                                                                                8,956,550
                                                                                           --------------
   CAPITAL GOODS - 2.8%
   KAR Holdings, Inc. +
      8.750%, 05/01/14 ..................................................      1,270,000        1,149,350
   NSG Holdings LLC +
      7.750%, 12/15/25 ..................................................      1,200,000        1,171,500

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              PRINCIPAL        MARKET
                                                                               AMOUNT           VALUE
                                                                            ------------   --------------
  CORPORATE NOTES/BONDS (CONTINUED)

  CAPITAL GOODS (CONTINUED)
   Trimas Corporation
      9.875%, 06/15/12 ..................................................   $    772,000   $      781,650
   U.S. Corrugated
      10.000%, 06/01/13 .................................................      1,000,000        1,000,000
                                                                                           --------------
                                                                                                4,102,500
                                                                                           --------------
   CONSUMER CYCLICAL - 5.5%
   Allied Security Escrow Corporation
      11.375%, 07/15/11 .................................................      1,015,000        1,015,000
   ARAMARK Corporation
      8.500%, 02/01/15 ..................................................      1,000,000        1,001,250
   Boyd Gaming Corporation
      7.125%, 02/01/16 ..................................................      1,100,000        1,039,500
   H&E Equipment Services, Inc.
      8.375%, 07/15/16 ..................................................      1,175,000        1,210,250
   MTR Gaming Group, Inc.
      9.000%, 06/01/12 ..................................................        700,000          703,500
   Rent-A-Center, Inc.
      7.500%, 05/01/10 ..................................................      1,220,000        1,159,000
   Rental Service Corporation +
      9.500%, 12/01/14 ..................................................        725,000          713,219
   Sonic Automotive, Inc., Series B
      8.625%, 08/15/13 ..................................................      1,390,000        1,369,150
                                                                                           --------------
                                                                                                8,210,869
                                                                                           --------------
   CONSUMER STAPLES - 1.6%
   Brown Shoe Company, Inc.
      8.750%, 05/01/12 ..................................................        800,000          820,000
   Hanesbrands, Inc.
      8.784%, 12/15/14 (b) ..............................................      1,025,000        1,028,844
   MTR Gaming Group, Inc., Series B
      9.750%, 04/01/10 ..................................................        520,000          527,800
                                                                                           --------------
                                                                                                2,376,644
                                                                                           --------------
   CREDIT CARD OTHER - 0.6%
   Steel Dynamics, Inc. +
      6.750%, 04/01/15 ..................................................        945,000          914,287
                                                                                           --------------

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              PRINCIPAL        MARKET
                                                                               AMOUNT           VALUE
                                                                            ------------   --------------
CORPORATE NOTES/BONDS (CONTINUED)

   ENERGY - 2.6%
   Cimarex Energy Company
      7.125%, 05/01/17 ..................................................   $    650,000   $      637,000
   Complete Production Services, Inc.
      8.000%, 12/15/16 ..................................................        780,000          754,650
   Copano Energy LLC
      8.125%, 03/01/16 ..................................................        935,000          944,350
   Encore Acquisition Company
      7.250%, 12/01/17 ..................................................      1,100,000        1,023,000
   Pioneer Natural Resources Company
      6.650%, 03/15/17 ..................................................        500,000          461,412
                                                                                           --------------
                                                                                                3,820,412
                                                                                           --------------
   FINANCIAL - 2.9%
   Ford Motor Credit Company
      7.000%, 10/01/13 ..................................................      1,950,000        1,738,671
   GMAC LLC
      7.000%, 02/01/12 ..................................................      1,470,000        1,322,279
   LaBranche & Company, Inc.
      11.000%, 05/15/12 .................................................      1,260,000        1,253,700
                                                                                           --------------
                                                                                                4,314,650
                                                                                           --------------
   HEALTHCARE - 2.1%
   Hanger Orthopedic Group, Inc.
      10.250%, 06/01/14 .................................................      1,000,000        1,027,500
   HCA, Inc. +
      9.125%, 11/15/14 ..................................................      1,000,000        1,027,500
   Iasis Healthcare Corporation
      8.750%, 06/15/14 ..................................................      1,000,000          980,000
                                                                                           --------------
                                                                                                3,035,000
                                                                                           --------------
   INDUSTRIAL - 10.2%
   Blount, Inc.
      8.875%, 08/01/12 ..................................................        750,000          753,750
   Chemtura Corporation
      6.875%, 06/01/16 ..................................................      1,000,000          917,500
   Cie Generale Geophysique
      7.750%, 05/15/17 ..................................................      1,000,000        1,015,000

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              PRINCIPAL        MARKET
                                                                               AMOUNT           VALUE
                                                                            ------------   --------------
   CORPORATE NOTES/BONDS (CONTINUED)

   INDUSTRIAL (CONTINUED)
   Freeport-McMoRan Copper &, Inc.
      8.375%, 04/01/17 ..................................................   $  1,000,000   $    1,067,500
   Georgia-Pacific Corporation +
      7.125%, 01/15/17 ..................................................        100,000           94,500
   Gibraltar Industries, Inc.
      8.000%, 12/01/15 ..................................................      1,340,000        1,266,300
   Hughes Network Systems
      9.500%, 04/15/14 ..................................................        855,000          850,725
   Ineos Group Holdings +
      8.500%, 02/15/16 ..................................................      1,020,000          943,500
   Lear Corporation, Series B
      8.750%, 12/01/16 ..................................................        585,000          544,050
   Momentive Performance +
      9.750%, 12/01/14 ..................................................      1,000,000          957,500
   Nalco Company
      7.750%, 11/15/11 ..................................................      1,050,000        1,073,625
   P H Glatfelter
      7.125%, 05/01/16 + ................................................      1,190,000        1,178,100
   Quebecor World Capital Corporation +
      8.750%, 03/15/16 ..................................................        975,000          882,375
   Superior Essex Communications LLC
      9.000%, 04/15/12 ..................................................      1,450,000        1,446,375
   Tronox Worldwide Finance Corporation
      9.500%, 12/01/12 ..................................................      1,285,000        1,304,275
   Wimar Opco LLC +
      9.625%, 12/15/14 ..................................................      1,150,000          856,750
                                                                                           --------------
                                                                                               15,151,825
                                                                                           --------------
   PHARMACY SERVICES - 0.4%
   Omnicare, Inc.
      6.875%, 12/15/15 ..................................................        650,000          609,375
                                                                                           --------------
   REAL ESTATE - 0.9%
   Geo Group, Inc.
      8.250%, 07/15/13 ..................................................      1,340,000        1,345,025
                                                                                           --------------

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              PRINCIPAL        MARKET
                                                                               AMOUNT           VALUE
                                                                            ------------   --------------
   CORPORATE NOTES/BONDS (CONTINUED)

   TELECOMMUNICATIONS - 4.9%
   Allbritton Communications Company
      7.750%, 12/15/12 ..................................................   $  1,315,000   $    1,291,987
   Cincinnati Bell, Inc.
      8.375%, 01/15/14 ..................................................        960,000          955,200
   CSC Holdings, Inc.
      7.875%, 02/15/18 ..................................................      1,285,000        1,211,113
   DIRECTV Holdings LLC
      6.375%, 06/15/15 ..................................................        750,000          705,000
   Echostar DBS
      6.625%, 10/01/14 ..................................................        715,000          693,550
   Intelsat Holdings Company
      8.625%, 01/15/15 ..................................................      1,155,000        1,167,994
   Mediacom Broadband LLC
      8.500%, 10/15/15 ..................................................      1,250,000        1,243,750
                                                                                           --------------
                                                                                                7,268,594
                                                                                           --------------

   TRANSPORTATION - 0.7%
   Ship Finance International Limited
      8.500%, 12/15/13 ..................................................      1,000,000        1,020,000
                                                                                           --------------

   TRANSPORT-SERVICES - 0.7%
   Bristow Group, Inc. +
      7.500%, 09/15/17 ..................................................      1,030,000        1,030,000
                                                                                           --------------

   UTILITIES - 1.1%
   Edison Mission Energy +
      7.000%, 05/15/17 ..................................................        650,000          617,500
   Elwood Energy LLC
      8.159%, 07/05/26 ..................................................      1,007,318        1,030,010
                                                                                           --------------
                                                                                                1,647,510
                                                                                           --------------
   TOTAL CORPORATE NOTES/BONDS (COST $65,226,401) .......................                      63,803,241
                                                                                           --------------

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                              NUMBER OF        MARKET
                                                                               SHARES           VALUE
                                                                            ------------   --------------
   CASH EQUIVALENTS (e) - 5.7%

   SEI Daily Income Trust, Prime Obligations Fund, Class B Shares,
      5.190% ............................................................        504,284   $      504,284
   SEI Daily Income Trust, Prime Obligations Fund, Class A Shares,
      5.500% ............................................................      4,664,225        4,664,225
   SEI Daily Income Trust, Treasury Fund, Class A Shares, 4.890% ........      3,244,269        3,244,269
                                                                                           --------------
   TOTAL CASH EQUIVALENTS (COST $8,412,778) .............................                       8,412,778
                                                                                           --------------

   TOTAL INVESTMENTS - 136.0% (COST $203,279,381) ** ....................                  $  201,547,574
                                                                                           --------------

   CALL OPTIONS WRITTEN - (0.4)%

                                                                              WRITTEN
                                                                             CONTRACTS
                                                                            ------------
   AllianceBernstein Holding LP, Expires: 09/22/07, Strike
      Price: $85 ........................................................           (100)  $      (13,000)
   AllianceBernstein Holding LP, Expires: 10/23/07, Strike
      Price: $90 ........................................................           (100)         (13,000)
   Altria Group, Inc., Expires: 09/25/07, Strike Price: $70 .............           (100)          (6,000)
   Altria Group, Inc., Expires: 12/26/07, Strike Price: $75 .............           (200)         (18,000)
   American Capital Strategies Limited, Expires: 09/25/07,
      Strike Price: $40 .................................................           (300)         (51,000)
   Apollo Investment Corporation, Expires: 10/23/07, Strike
      Price: $23 ........................................................           (400)         (19,000)
   Baker Hughes, Inc., Expires: 09/25/07, Strike Price: $85 .............           (100)         (21,000)
   Baker Hughes, Inc., Expires: 09/25/07, Strike Price: $80 .............           (100)         (52,000)
   Bank of America Corporation, Expires: 09/22/07, Strike
      Price: $53 ........................................................           (220)          (5,500)
   CapitalSource, Inc., Expires: 09/25/07, Strike Price: $20 ............         (1,000)         (20,000)
   CapitalSource, Inc., Expires: 10/23/07, Strike Price: $20 ............           (100)          (4,000)
   Huntington Bancshares, Inc., Expires: 09/25/07, Strike
      Price: $18 ........................................................         (1,000)         (40,000)
   JPMorgan Chase & Company, Expires: 10/23/07, Strike
      Price: $50 ........................................................           (500)         (20,000)
   PHLX Index, Expires: 09/25/07, Strike Price: $110 ....................           (100)         (11,000)
   PHLX Index, Expires: 09/25/07, Strike Price: $115 ....................           (100)          (2,000)
   Regal Entertainment Group, Expires: 10/23/07, Strike
      Price: $23 ........................................................           (600)         (37,500)

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                               WRITTEN         MARKET
                                                                              CONTRACTS         VALUE
                                                                            ------------   --------------
   CALL OPTIONS WRITTEN (CONTINUED)
   Reynolds American, Inc., Expires: 09/25/07, Strike
      Price: $65 ........................................................           (200)  $      (36,000)
   Reynolds American, Inc., Expires: 11/20/07, Strike
      Price: $70 ........................................................           (100)         (11,000)
   US Bancorp, Expires: 09/25/07,
      Expires: 09/25/07, Strike Price: $33 ..............................           (200)         (15,000)
   S&P 500 Index, Expires: 09/25/07, Strike Price: $1,525 ...............           (200)         (37,500)
   S&P 500 Index, Expires: 09/25/07, Strike Price: $1,490 ...............           (300)        (114,500)
   Wachovia Corporation, Expires: 09/25/07, Strike Price: $50 ...........           (300)         (30,000)
   Washington Mutual, Inc., Expires: 09/25/07, Strike
      Price: $40 ........................................................           (500)         (15,000)

   TOTAL COVERED CALL OPTIONS WRITTEN
      (PREMIUMS RECEIVED $685,832) ......................................                        (592,000)
                                                                                           --------------
OTHER LIABILITIES IN EXCESS OF ASSETS - (35.6)% ++ ......................                     (52,775,139)
                                                                                           --------------
NET ASSETS - 100.0% .....................................................                  $  148,180,435
                                                                                           --------------

       *    NON-INCOME PRODUCING SECURITY.

      ** AT AUGUST 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $203,279,381, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,506,908 AND $(12,238,715), RESPECTIVELY.

      ++ AS OF AUGUST 31, 2007, $55,000,000 OF COMMERCIAL PAPER WAS OUTSTANDING WITH AN AMORTIZED COST OF $54,630,836. THE AVERAGE DISCOUNT RATE OF COMMERCIAL PAPER OUTSTANDING AT AUGUST 31, 2007, WAS 5.38%. THE AVERAGE DAILY BALANCE OF COMMERCIAL PAPER OUTSTANDING FOR THE QUARTER ENDED AUGUST 31, 2007 WAS $54,637,281 AT A WEIGHTED AVERAGE DISCOUNT RATE OF 5.36%. THE MAXIMUM FACE AMOUNT OF COMMERCIAL PAPER OUTSTANDING AT ANY TIME DURING THE QUARTER ENDED AUGUST 31, 2007, WAS $55,000,000. IN CONJUNCTION WITH THE ISSUANCE OF THE COMMERCIAL PAPER, THE FUND HAS ENTERED ONTO A LINE OF CREDIT ARRANGEMENT WITH A BANK FOR $30,000,000. INTEREST ON BORROWING IS BASED ON MARKET RATES IN EFFECT AT THE TIME OF BORROWING. THE COMMITMENT FEE IS COMPUTED AT THE RATE OF 0.30% PER ANNUM ON THE UNUSED BALANCE. THERE WERE NO BORROWINGS UNDER THIS ARRANGEMENT DURING THE QUARTER ENDED AUGUST 31, 2007.

       + SECURITIES ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. AT AUGUST 31, 2007, THESE SECURITIES AMOUNTED TO $30,621,734 OR 20.67% OF NET ASSETS.

                                    CHARTWELL

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

      (a) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIPS. AT AUGUST 31, 2007, THESE SECURITIES AMOUNTED TO $23,543,251 OR 15.89% OF NET ASSETS.

      (b) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AT AUGUST 31, 2007.

      (c) SECURITIES CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF AUGUST 31, 2007 WAS $15,292,465 OR 10.30% OF NET ASSETS.

      (d) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF AUGUST 31, 2007 WAS $1,613,240 AND REPRESENTED 1.09% OF NET ASSETS.

      (e)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF AUGUST 31, 2007.

      LLC   LIMITED LIABILITY COMPANY
      LP    LIMITED PARTNERSHIP

            FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CIP-QH-003-0200

                                     CHARTWELL

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*            /s/ Winthrop S. Jessup
                                     -----------------------------------
                                     Winthrop S. Jessup, President
                                     (Principal Executive Officer)


Date October 17, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Winthrop S. Jessup
                                     -----------------------------------
                                     Winthrop S. Jessup, President
(Principal Executive Officer)


Date October 17, 2007

By (Signature and Title)*            /s/ G. Gregory Hagar
                                     -----------------------------------
                                     G. Gregory Hagar, Vice President, Treasurer
                                     and CFO (Principal Financial Officer)



Date October 17, 2007

* Print the name and title of each signing officer under his or her signature.